Summary of Significant Accounting Policies - Schedule of Disaggregated Information of Revenues by Services (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disaggregation of Revenue [Line Items]
Revenue by services	$ 24,518	$ 41,477	$ 39,759
Financial and taxation solution services [Member]
Disaggregation of Revenue [Line Items]
Revenue by services	19,961	34,293	31,772
Education support services [Member]
Disaggregation of Revenue [Line Items]
Revenue by services	812	2,897	3,730
Software and maintenance services [Member]
Disaggregation of Revenue [Line Items]
Revenue by services	2,936	4,287	4,257
Pre-IPO Advisory Services [Member]
Disaggregation of Revenue [Line Items]
Revenue by services	$ 809	$ 0	$ 0